Risk management and financial instruments (Narrative) (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Oct. 31, 2012	Mar. 01, 2014
Risks and Uncertainties
Physical damage insurance coverage	$ 100,000,000
Physical damage insurance coverage, May 1, 2015 to March 31, 2016	100,000,000
Physical Damage Insurance
Risks and Uncertainties
Physical damage deductible	5,000,000
Loss of Hire Insurance
Risks and Uncertainties
Self insured retention period	60 days
Compensation period	290 days
Indemnity as a percentage of contract dayrate	75.00%
Protection and Indemnity Insurance
Risks and Uncertainties
Physical damage deductible	500,000
West Vencedor | Protection and Indemnity Insurance
Risks and Uncertainties
Maximum Claim Per Event For Drilling Rigs	250,000,000
West Aquarius | Protection and Indemnity Insurance
Risks and Uncertainties
Maximum Claim Per Event For Drilling Rigs	400,000,000
West Capricorn | Protection and Indemnity Insurance
Risks and Uncertainties
Maximum Claim Per Event For Drilling Rigs	750,000,000
Interest Rate Swap
Derivative [Line Items]
Outstanding principal	690,100,000		2,067,800,000
Derivative, Average Fixed Interest Rate	1.23%
Net asset	6,000,000		42,400,000
Net liability	(56,100,000)		0
Derivative, Loss on Derivative	41,600,000				32,900,000
Derivative, Gain on Derivative			49,900,000
Interest Rate Swap | Swap 1
Derivative [Line Items]
Outstanding principal	431,300,000	[1],[2]
Interest Rate Swap | Swap 2
Derivative [Line Items]
Outstanding principal	100,000,000	[2]
Interest Rate Swap | Swap 3
Derivative [Line Items]
Outstanding principal	80,400,000	[1],[2]
Interest Rate Swap | Swap 4
Derivative [Line Items]
Outstanding principal	78,400,000	[1],[2]
Interest Rate Swap | Swap 5
Derivative [Line Items]
Outstanding principal	2,881,700,000	[1]	0	[1]
Derivative, Average Fixed Interest Rate	2.49%
Derivative, Loss on Derivative	83,300,000		0		0
Seadrill | Credit facility $300 | Revolving Credit Facility
Derivative [Line Items]
Maximum borrowing capacity	$ 100,000,000					$ 300,000,000	$ 100,000,000
Interest rate added to LIBOR	5.00%					5.00%
Line of credit facility, commitment fee percentage	40.00%
Discount Notes | Seadrill
Derivative [Line Items]
Interest rate	3.735%

[1]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
[2]	Related party interest rate swap agreements.